22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 03/31/00

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                     [ ]    is a restatement.

                     [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:  Accel V Associates L.L.C.
Address:  428 University Avenue, Palo Alto, CA  94301___________________________
________________________________________________________________________________
________________________________________________________________________________
Form 13F File Number:  28-05401_________________________________________________

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  G. Carter Sednaoui

Title:  Managing Member

Phone:  609 683-4500

Signature, Place, and Date of Signing:

/s/ G. Carter Sednaoui
[Signature]

Princeton, New Jersey___________________________________________________________
[City, State]

May 12, 2000____________________________________________________________________
[Date]

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
         None
Form 13F Information Table Entry Total:
         15
Form 13F Information Table Value Total:
         $2,159,898 (thousands)
List of Other Included Managers:
None

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                              Value      Shares/ Sh/ Put/ Invstmt               --------------------
      Name of Issuer           Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers      sole   Shared   None

Actuate Corporation            Common         00508B102          607      11,288 SH        Sole                 11,288
Agile Software Corp.           Common         00846X105      103,583   1,657,322 SH        Sole              1,657,322
Allaire Corporation            Common         016714107        1,021      13,504 SH        Sole                 13,504
Arrowpoint Communications      Common         042810101      225,940   1,907,171 SH        Sole              1,907,171
At Home Corporation            Common         045919107          932      28,300 SH        Sole                 28,300
Broadbase Information Systems  Common         11130R100       58,215     729,974 SH        Sole                729,974
Foundry Networks, Inc.         Common         35063R100      753,015   5,238,365 SH        Sole              5,238,365
FVC.COM, Inc.                  Common         30266P100        2,791     156,164 SH        Sole                156,164
HearMe                         Common         421903105          190       7,510 SH        Sole                  7,510
Informix, Inc.                 Common         456779107        2,847     168,112 SH        Sole                168,112
Interdent, Inc.                Common         45865R109        2,167     422,914 SH        Sole                422,914
Interwoven, Inc.               Common         46114T102      120,458   1,097,567 SH        Sole              1,097,567
Northpoint Communications      Common         666610100      108,636   4,710,506 SH        Sole              4,710,506
Portal Software, Inc.          Common         736126103      776,130  13,631,266 SH        Sole             13,631,266
TUT Systems, Inc.              Common         901103101        3,366      56,517 SH        Sole                 56,517

